Nuveen Core Plus Impact Fund
Portfolio of Investments March 31, 2023
(Unaudited)
NPCT
Principal
Amount (000) (1) Description (2) Coupon Maturity Ratings (3) Value
LONG-TERM INVESTMENTS - 159.6%   (98.8% of Total Investments)
X 310,932,785 CORPORATE BONDS - 89.8% (55.6% of Total Investments)
X 310,932,785
Automobile Components - 0.9%
$ 4,000 Dana Inc 4.250% 9/01/30 BB+ $ 3,206,024
Total Automobile Components 3,206,024
Automobiles - 4.3%
3,510 Ford Motor Co 3.250% 2/12/32 BB+ 2,758,708
15,300 Harley-Davidson Inc (4) 4.625% 7/28/45 BBB+ 12,126,730
Total Automobiles 14,885,438
Banks - 13.1%
5,000 Citigroup Inc 2.014% 1/25/26 A 4,707,566
17,000 Intesa Sanpaolo SpA, 144A 4.950% 6/01/42 BB+ 11,269,022
3,583 JPMorgan Chase & Co 0.768% 8/09/25 AA- 3,364,079
5,000 Lloyds Banking Group PLC 4.976% 8/11/33 A 4,786,667
10,000 Standard Chartered PLC, 144A (4) 5.300% 1/09/43 BBB+ 8,766,792
15,000 UniCredit SpA, 144A 5.459% 6/30/35 Baa3 12,356,462
Total Banks 45,250,588
Capital Markets - 2.3%
9,000 Banco BTG Pactual SA/Cayman Islands, 144A 2.750% 1/11/26 Ba2 8,001,576
Total Capital Markets 8,001,576
Chemicals - 4.5%
5,000 LG Chem Ltd, 144A 2.375% 7/07/31 A3 4,113,020
5,000 LYB International Finance III LLC 3.800% 10/01/60 BBB 3,425,082
8,108 Star Energy Geothermal Wayang Windu Ltd, 144A 6.750% 4/24/33 Ba3 7,930,169
Total Chemicals 15,468,271
Commercial Services & Supplies - 0.5%
2,040 New York Public Library Astor Lenox & Tilden
Foundations/The
4.305% 7/01/45 AA- 1,801,369
Total Commercial Services & Supplies 1,801,369
Construction Materials - 0.5%
1,550 Cemex SAB de CV, 144A 9.125% 12/30/49 BB- 1,552,253
Total Construction Materials 1,552,253
Diversified Consumer Services - 1.6%
6,160 YMCA of Greater New York 2.303% 8/01/26 BBB 5,561,174
Total Diversified Consumer Services 5,561,174
Diversified Financial Services - 2.0%
2,400 Community Preservation Corp/The 2.867% 2/01/30 AA- 2,030,574
5,400 EUR Power Finance Corp Ltd 1.841% 9/21/28 Baa3 4,737,364
Total Diversified Financial Services 6,767,938
Diversified Telecommunication Services - 0.9%
5,000 Verizon Communications Inc 2.987% 10/30/56 A- 3,251,610
Total Diversified Telecommunication Services 3,251,610

Nuveen Core Plus Impact Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

NPCT
Principal
Amount (000)(1)   Description (2) Coupon Maturity Ratings (3) Value
Electric Utilities - 18.9%
$ 8,240 India Cleantech Energy2021 1, 144A 4.700% 8/10/26 Ba3 $ 7,258,175
6,650 Interchile SA, 144A 4.500% 6/30/56 Baa1 5,316,675
10,548 Inversiones Latin America Power Ltda, 144A 5.125% 6/15/33 B- 4,812,703
2,000 Leeward Renewable Energy Operations LLC, 144A 4.250% 7/01/29 Ba3 1,740,214
7,330 Liberty Utilities Finance GP 1, 144A 2.050% 9/15/30 BBB+ 5,760,253
7,000 Pattern Energy Operations LP / Pattern Energy
Operations Inc, 144A
4.500% 8/15/28 BB- 6,403,906
2,698 Solar Star Funding LLC, 144A 5.375% 6/30/35 Baa1 2,753,567
13,000 Southern California Edison Co (4) 3.650% 6/01/51 A2 9,915,640
5,000 Star Energy Geothermal Darajat II / Star Energy
Geothermal Salak, 144A
4.850% 10/14/38 Baa3 4,256,005
9,548 Topaz Solar Farms LLC, 144A 4.875% 9/30/39 BB+ 7,829,494
4,255 Topaz Solar Farms LLC, 144A 5.750% 9/30/39 BB+ 4,028,468
5,800 Vena Energy Capital Pte Ltd , Reg S 3.133% 2/26/25 BBB- 5,443,089
Total Electric Utilities 65,518,189
Electrical Equipment - 1.2%
5,000 Sociedad de Transmision Austral SA, 144A 4.000% 1/27/32 Baa2 4,149,487
Total Electrical Equipment 4,149,487
Electronic Equipment, Instruments & Components - 1.3%
5,000 SK Battery America Inc , Reg S 2.125% 1/26/26 Baa3 4,425,093
Total Electronic Equipment, Instruments & Components 4,425,093
Equity Real Estate Investment Trusts (REITs) - 3.4%
2,000 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.750% 9/15/30 Baa3 1,510,000
9,915 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.375% 6/15/26 Baa3 8,601,262
2,000 Host Hotels & Resorts LP 2.900% 12/15/31 BBB- 1,560,732
Total Equity Real Estate Investment Trusts (REITs) 11,671,994
Gas Utilities - 4.2%
15,000 Brooklyn Union Gas Co/The, 144A (4) 4.273% 3/15/48 BBB+ 11,890,797
4,000 Southern Co Gas Capital Corp 3.150% 9/30/51 BBB+ 2,756,750
Total Gas Utilities 14,647,547
Household Durables - 1.4%
5,000 EUR Arcelik AS , Reg S 3.000% 5/27/26 BB+ 4,968,621
Total Household Durables 4,968,621
Independent Power and Renewable Electricity Producers - 11.2%
1,750 AES Corp/The 2.450% 1/15/31 BBB- 1,424,733
6,270 Atlantica Sustainable Infrastructure PLC, 144A 4.125% 6/15/28 BB+ 5,627,325
6,281 Azure Power Energy Ltd, 144A 3.575% 8/19/26 BB 4,767,355
5,100 Clearway Energy Operating LLC, 144A 3.750% 1/15/32 BB 4,238,514
7,050 Colbun SA, 144A 3.150% 1/19/32 BBB+ 5,842,687
8,075 Sunnova Energy Corp, 144A 5.875% 9/01/26 B1 6,843,563
9,736 Sweihan PV Power Co PJSC2022 1, 144A 3.625% 1/31/49 BBB+ 7,944,491
2,770 UEP Penonome II SA2020 1, 144A 6.500% 10/01/38 BB 2,078,169
Total Independent Power and Renewable Electricity Producers 38,766,837
Machinery - 1.9%
5,000 Mueller Water Products Inc, 144A 4.000% 6/15/29 Ba1 4,466,362
2,305 YMCA of Greater New York 5.021% 8/01/38 BBB 2,116,452
Total Machinery 6,582,814
Media - 1.9%
10,000 Discovery Communications LLC 4.000% 9/15/55 BBB- 6,631,540
Total Media 6,631,540

Principal
Amount (000)(1)   Description (2) Coupon Maturity Ratings (3) Value
Metals & Mining - 1.3%
$ 5,000 Teck Resources Ltd 5.200% 3/01/42 BBB- $ 4,567,040
Total Metals & Mining 4,567,040
Mortgage Real Estate Investment Trusts (REITs) - 2.7%
5,710 Starwood Property Trust Inc, 144A 4.375% 1/15/27 BB+ 4,719,087
5,745 Starwood Property Trust Inc, 144A 3.625% 7/15/26 BB+ 4,773,980
Total Mortgage Real Estate Investment Trusts (REITs) 9,493,067
Multiline Retail - 1.8%
10,000 Nordstrom Inc 5.000% 1/15/44 BB+ 6,288,700
Total Multiline Retail 6,288,700
Multi-Utilities - 0.6%
2,244 Consolidated Edison Co of New York Inc 4.300% 12/01/56 A- 1,880,037
Total Multi-Utilities 1,880,037
Oil, Gas & Consumable Fuels - 3.6%
15,000 Santos Finance Ltd, 144A (4) 3.649% 4/29/31 BBB 12,527,875
Total Oil, Gas & Consumable Fuels 12,527,875
Real Estate Management & Development - 0.6%
2,250 EUR GTC Aurora Luxembourg SA , Reg S 2.250% 6/23/26 BBB- 1,921,848
Total Real Estate Management & Development 1,921,848
Retail REITs - 0.7%
3,000 Scentre Group Trust 2, 144A 5.125% 9/24/80 BBB+ 2,532,128
Total Retail REITs 2,532,128
Road & Rail - 1.4%
7,000 Norfolk Southern Corp 4.100% 5/15/21 BBB+ 4,936,482
Total Road & Rail 4,936,482
Trading Companies & Distributors - 1.1%
5,800 GATX Corp (4) 3.100% 6/01/51 BBB+ 3,677,245
Total Trading Companies & Distributors 3,677,245
Total Corporate Bonds (cost $398,638,081) 310,932,785
Principal
Amount (000)
(1) Description (2) Coupon Maturity Ratings (3) Value
X 88,713,540 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 25.6% (15.9% of Total Investments)
X 88,713,540
Banks - 6.9%
$ 10,375 Banco Nacional de Comercio Exterior SNC/Cayman
Islands, 144A
2.720% 8/11/31 Ba1 $ 8,726,276
4,250 Citigroup Inc 4.150% N/A (5) BBB- 3,474,375
3,250 JPMorgan Chase & Co 3.650% N/A (5) BBB+ 2,843,750
11,195 PNC Financial Services Group Inc/The 3.400% N/A (5) Baa2 8,877,859
Total Banks 23,922,260
Communications Equipment - 2.0%
10,000 Vodafone Group PLC 5.125% 6/04/81 BB+ 7,000,000
Total Communications Equipment 7,000,000
Consumer Finance - 1.7%
7,200 American Express Co 3.550% N/A (5) Baa2 6,085,440
Total Consumer Finance 6,085,440

Nuveen Core Plus Impact Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

NPCT
Principal
Amount (000)
(1) Description (2) Coupon Maturity Ratings (3) Value
Electric Utilities - 2.9%
$ 2,500 CMS Energy Corp 3.750% 12/01/50 BBB- $ 1,873,476
5,000 EUR EDP - Energias de Portugal SA 1.875% 3/14/82 BB+ 4,020,133
5,000 Southern Co/The 3.750% 9/15/51 BBB- 4,194,200
Total Electric Utilities 10,087,809
Independent Power and Renewable Electricity Producers - 0.4%
1,500 Vistra Corp, 144A 7.000% N/A (5) Ba3 1,320,000
Total Independent Power and Renewable Electricity Producers 1,320,000
Insurance - 4.1%
15,000 Swiss Re Finance Luxembourg SA, 144A (4) 5.000% 4/02/49 A 14,062,500
Total Insurance 14,062,500
Multi-Utilities - 4.7%
5,000 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 4,000,000
2,500 CMS Energy Corp 4.750% 6/01/50 BBB- 2,159,950
8,000 EUR Engie SA , Reg S 1.875% N/A (5) BBB 6,404,189
4,600 Sempra Energy 4.125% 4/01/52 BBB- 3,705,829
Total Multi-Utilities 16,269,968
Trading Companies & Distributors - 2.9%
12,000 Air Lease Corp 4.650% N/A (5) BB+ 9,965,563
Total Trading Companies & Distributors 9,965,563
Total $1,000 Par (or similar) Institutional Preferred (cost $112,637,096) 88,713,540
Principal
Amount (000) Description (2) Coupon Maturity Ratings (3) Value
X69,432,640.00 MORTGAGE-BACKED SECURITIES - 20.1% (12.4% of Total Investments)
X 69,432,640
6,500 Alen 2021-ACEN Mortgage Trust, (3-Month LIBOR
reference rate + 4.000% spread), 2021 ACEN, 144A(6)
8.684% 4/15/34 BB- $ 4,710,146
5,000 BAMLL Commercial Mortgage Securities Trust 2021-
JACX, (1-Month LIBOR reference rate + 3.750% spread),
2021 JACX, 144A(6)
8.434% 9/15/38 Ba2 4,249,918
4,000 BBCMS Mortgage Trust 2020-C6, 2020 C6, 144A 3.688% 2/15/53 N/R 2,616,350
3,840 Benchmark 2019-B10 Mortgage Trust, 2019 B10, 144A 3.899% 3/15/62 N/R 2,620,558
7,887 COMM 2020-CX Mortgage Trust, 2020 CX, 144A 2.683% 11/10/46 N/R 4,889,718
28,522 Freddie Mac Multifamily ML Certificates, 2021 ML10,
(I/O)
2.057% 1/25/38 N/R 4,659,091
64,977 Freddie Mac Multifamily ML Certificates, 2021 ML11,
(I/O), 144A
0.667% 3/25/38 N/R 3,825,214
46,165 Freddie Mac Multifamily ML Certificates, 2021 ML12,
(I/O)
1.223% 7/25/41 AA+ 4,741,083
680 Hudson Yards 2016-10HY Mortgage Trust, 2016 10HY,
144A
2.835% 8/10/38 Aaa 625,840
3,000 Hudson Yards 2019-55HY Mortgage Trust, 2019 55HY,
144A
2.943% 12/10/41 N/R 1,902,540
5,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust 2018-AON, 2018 AON, 144A
4.613% 7/05/31 B- 787,500
10,000 MFT Trust 2020-ABC, 2020 ABC, 144A 3.477% 2/10/42 N/R 6,283,358
5,661 Natixis Commercial Mortgage Securities Trust 2019-
MILE, (1-Month LIBOR reference rate + 2.829% spread),
2019 MILE, 144A(6)
7.657% 7/15/36 N/R 5,103,074
700 Natixis Commercial Mortgage Securities Trust 2019-
MILE, (1-Month LIBOR reference rate + 3.579% spread),
2019 MILE, 144A(6)
8.407% 7/15/36 N/R 631,708
7,420 NYC Commercial Mortgage Trust 2021-909, 2021 909,
144A
3.206% 4/10/43 N/R 4,813,521
8,000 SLG Office Trust 2021-OVA, 2021 OVA, 144A 2.851% 7/15/41 N/R 5,346,739

Principal
Amount (000) Description (2) Coupon Maturity Ratings (3) Value
X69,432,640.00 MORTGAGE-BACKED SECURITIES (continued)
$ 3,860 SLG Office Trust 2021-OVA, 2021 OVA, 144A 2.851% 7/15/41 N/R $ 2,806,388
80,369 SLG Office Trust 2021-OVA, 2021 OVA, 144A 0.258% 7/15/41 AA- 1,277,546
3,500 SUMIT 2022-BVUE Mortgage Trust, 2022 BVUE, 144A 2.892% 2/12/41 N/R 2,171,186
7,000 VNDO Trust 2016-350P, 2016 350P, 144A 3.903% 1/10/35 B 5,371,162
Total Mortgage-Backed Securities (cost $97,598,449) 69,432,640
Shares   Description (2) Coupon Ratings (3) Value
X 24,303,715 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 7.0% (4.3% of Total Investments)
X 24,303,715
Capital Markets - 1.4%
300,000 Affiliated Managers Group Inc 4.200% Baa1 $ 4,791,000
Total Capital Markets 4,791,000
Independent Power and Renewable Electricity Producers - 1.1%
200,000 Brookfield Renewable Partners LP 5.250% BBB- 3,948,000
Total Independent Power and Renewable Electricity Producers 3,948,000
Multi-Utilities - 1.7%
100,426 Brookfield Infrastructure Partners LP 5.125% BBB- 1,878,970
200,000 CMS Energy Corp 4.200% BBB- 3,970,000
Total Multi-Utilities 5,848,970
Office REITs - 0.9%
300,000 Hudson Pacific Properties Inc 4.750% Ba1 3,000,000
Total Office REITs 3,000,000
Real Estate Management & Development - 0.3%
77,904 Brookfield Property Partners LP 5.750% BB 969,905
Total Real Estate Management & Development 969,905
Trading Companies & Distributors - 1.6%
269,000 Triton International Ltd 5.750% BB 5,745,840
Total Trading Companies & Distributors 5,745,840
Total $25 Par (or similar) Retail Preferred (cost $36,438,056) 24,303,715
Principal
Amount (000) (1) Description (2) Coupon Maturity Ratings (3) Value
20,019,475 SOVEREIGN DEBT - 5.8% (3.6% of Total Investments)
X 20,019,475
Benin - 2.1%
$ 10,000 EUR Benin Government International Bond , 144A 4.950% 1/22/35 B+ $ 7,431,657
Total Benin 7,431,657
Chile - 1.1%
5,000 Chile Government International Bond 3.100% 5/07/41 A 3,747,888
Total Chile 3,747,888
Egypt - 0.6%
2,500 Egypt Government International Bond , 144A 5.250% 10/06/25 B+ 1,967,750
Total Egypt 1,967,750
Mexico - 2.0%
5,000 EUR Mexico Government International Bond 2.250% 8/12/36 BBB 3,858,783
3,150 Mexico Government International Bond 4.875% 5/19/33 BBB 3,013,397
Total Mexico 6,872,180
Total Sovereign Debt (cost $28,114,968) 20,019,475

Nuveen Core Plus Impact Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

NPCT
Principal
Amount (000) Description (2)
Optional Call
Provisions (7) Ratings (3) Value
X 12,661,107 MUNICIPAL BONDS - 3.7% (2.3% of Total Investments)
X 12,661,107
Arizona - 0.2%
$ 810 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, KIPPC NYC Public Charter Schools - Gerard Facility Project,
Series 2021C, 3.250%, 7/01/31
No Opt. Call BBB-   $ 707,622
Total Arizona 707,622
District of Columbia - 0.1%
220 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Taxable Senior Lien Green Series 2014A, 4.814%, 10/01/14
No Opt. Call AAA   209,796
Total District of Columbia 209,796
Indiana - 0.3%
1,000 Fort Wayne, Indiana Economic Development, Solid Waste Facility
Revenue Bonds, Do Good Foods LLC Fort Wayne, Taxable Series
2022A-2, 10.750%, 12/01/29
No Opt. Call N/R   997,390
Total Indiana 997,390
Michigan - 1.4%
City of Detroit, Michigan, General Obligation Bonds,
Series 2021:
1,000 2.960%, 4/01/27 No Opt. Call BB   874,658
500 3.110%, 4/01/28 No Opt. Call BB   432,875
2,245 3.244%, 4/01/29 No Opt. Call BB   1,922,735
425 3.344%, 4/01/30 No Opt. Call BB   355,661
1,575 Detroit, Wayne County, Michigan, General Obligation Bonds, Taxable
Series 2021B, 3.644%, 4/01/34
4/31 at 100.00 BB   1,275,667
Total Michigan 4,861,596
Montana - 0.3%
1,000 County of Gallatin, Montana, Series 2022, 11.500%, 9/01/27, 144A 9/25 at 103.00 N/R   1,049,778
Total Montana 1,049,778
New York - 1.4%
5,300 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Taxable Green Climate Certified Series 2020C-2,
5.175%, 11/15/49
No Opt. Call A3   4,834,925
Total New York 4,834,925
Total Municipal Bonds (cost $15,961,914) 12,661,107
Principal
Amount (000) Description (2) Coupon Maturity Ratings (3) Value
X13,136,964.00 ASSET-BACKED SECURITIES - 3.8% (2.3% of Total Investments)
X 13,136,964
2,217 GoodLeap Sustainable Home Solutions Trust 2021-3,
2021 3CS, 144A
3.500% 5/20/48 N/R $ 1,476,285
2,335 GoodLeap Sustainable Home Solutions Trust 2021-4,
2021 4GS, 144A
3.500% 7/20/48 BB 1,713,539
4,700 Mosaic Solar Loan Trust 2019-2, 2019 2A, 144A 0.000% 9/20/40 N/R 1,996,179
5,728 Mosaic Solar Loan Trust 2020-1, 2020 1A, 144A 0.000% 4/20/46 N/R 4,057,186
1,600 Tesla Auto Lease Trust, 2021 A, 144A 1.020% 3/20/25 Aa2 1,550,954
2,500 Tesla Auto Lease Trust 2021-B, 2021 B, 144A 1.320% 9/22/25 Baa2 2,342,821
Total Asset-Backed Securities (cost $16,569,665) 13,136,964

Investments in Derivatives
Principal
Amount (000) Description (2) Coupon (8)
Reference
Rate (8) Spread (8) Maturity (9) Ratings (3) Value
X 10,621,883 VARIABLE RATE SENIOR LOAN INTERESTS - 3.1% (1.9% of Total Investments) (8)
X 10,621,883
Commercial Services & Supplies - 2.8%
$ 10,471 Liberty Tire Recycling
Holdco, LLC, Term Loan
9.500% 1 + 3-Month
LIBOR
4.500% 5/07/28 B $ 9,489,519
Total Commercial Services & Supplies 9,489,519
Electric Utilities - 0.3%
1,137 ExGen Renewables IV, LLC,
Term Loan
7.460% 3-Month LIBOR 2.500% 12/15/27 BB- 1,132,364
Total Electric Utilities 1,132,364
Total Variable Rate Senior Loan Interests (cost $11,567,648) 10,621,883
Principal
Amount (000) Description (2) Coupon Maturity Ratings (3) Value
X 2,579,024 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.7% (0.5% of Total Investments)
X 2,579,024
$ 2,575 United States Treasury Note/Bond 3.500% 2/15/33 Aaa $ 2,579,024
Total U.S. Government and Agency Obligations (cost $2,487,334) 2,579,024
Total Long-Term Investments (cost $720,013,211) 552,401,133
Principal
Amount (000) Description (2) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.9% (1.2% of Total Investments)
X 6,701,402 REPURCHASE AGREEMENTS - 1.9% (1.2% of Total Investments)
X 6,701,402
$ 6,701 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/23, repurchase price
$6,702,206, collateralized by $7,507,100, U.S. Treasury
Note, 0.250%, due 10/31/25, value $6,835,476
1.440% 4/03/23 $ 6,701,402
Total Repurchase Agreements (cost $6,701,402) 6,701,402
Total Short-Term Investments (cost $6,701,402) 6,701,402
Total Investments (cost $726,714,613 ) - 161.5% 559,102,535
Borrowings - (30.5)% (10),(11) (105,500,000)
Reverse Repurchase Agreements, including accrued interest - (13.3)%(12) (46,103,120)
TFP Shares, Net - (20.1)%(13) (69,661,572)
Other Assets & Liabilities, Net -  2.4%(14) 8,273,973
Net Assets Applicable to Common Shares - 100% $ 346,111,816
Forward Foreign Currency Contracts
Currency Purchased
Notional
Amount
(Local
Currency)
Currency
Sold
Notional
Amount
(Local
Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
U.S. Dollar 7,738,340 Euro 7,244,753
Morgan Stanley Capital Services
LLC 5/23/23 $ (140,302)

Nuveen Core Plus Impact Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

NPCT
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Cross Currency Swaps - OTC Uncleared
Counterparty
Terms of payments
to be paid
Terms of payments
to be received Currency
Maturity
Date
Notional
Amount
(Local
Currency) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citibank N.A. Fixed annual 2.250% Fixed semi-annual
3.562%
USD
EUR
6/23/26 2,725,875
2,250,000
$ 279,352 $ 25,064
$ 254,288
Citibank N.A. Fixed semi-annual
1.875%
Fixed annual 3.493% USD
EUR
7/02/31 3,543,900
3,000,000
470,702 (6,950)
477,652
Citibank N.A. Fixed semi-annual
1.875%
Fixed annual 3.472% USD
EUR
7/02/31 5,904,500
5,000,000
773,124 16,350
756,774
Citibank N.A. Fixed semi-annual
2.250%
Fixed annual 3.775% USD
EUR
8/12/36 5,909,000
5,000,000
922,147 12,300
909,847
JPMorgan Chase Bank,
N.A.
Fixed semi-annual
1.875%
Fixed annual 3.431% USD
EUR
6/14/29 5,905,000
5,000,000
625,681 (3,483)
629,164
Morgan Stanley Capital
Services LLC
Fixed semi-annual
3.000%
Fixed annual 4.330% USD
EUR
5/27/26 6,088,500
5,000,000
643,584 4,250
639,334
Morgan Stanley Capital
Services LLC
Fixed semi-annual
1.841%
Fixed annual 3.337% USD
EUR
9/21/28 6,376,320
5,400,000
672,369 (4)
672,373
Total
$ 4,386,959 $ 47,527
$ 4,339,432

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 310,932,785 $ – $ 310,932,785
$1,000 Par (or similar) Institutional
Preferred – 88,713,540 – 88,713,540
Mortgage-Backed Securities – 69,432,640 – 69,432,640
$25 Par (or similar) Retail Preferred 24,303,715 – – 24,303,715
Sovereign Debt – 20,019,475 – 20,019,475
Asset-Backed Securities – 13,136,964 – 13,136,964
Municipal Bonds – 12,661,107 – 12,661,107
Variable Rate Senior Loan Interests – 10,621,883 – 10,621,883
U.S. Government and Agency Obligations – 2,579,024 – 2,579,024
Short-Term Investments:
Repurchase Agreements – 6,701,402 – 6,701,402
Investments in Derivatives:
Forward Foreign Currency Contracts* – (140,302) – (140,302)
Cross Currency Swaps* – 4,339,432 – 4,339,432
Total
$ 24,303,715 $ 538,997,950 $ – $ 563,301,665
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(2) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(3) The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, thatrating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designatedN/R are not rated by Moody’s, S&P or Fitch.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $48,648,455 have been pledged as collateral for reverse repurchase agreements.
(5) Perpetual security. Maturity date is not applicable.
(6) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(8) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(9) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(10) Borrowings as a percentage of Total Investments is 18.9%.
(11) The Fund may pledge up to 100% of its eligible investment (excluding any investments pledged as collateral to specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(12) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 8.2%.
(13) TFP Shares, Net as a percentage of Total Investments is 12.5%.
(14) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
EUR Euro
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.